Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Bank accounts	$ 3,295,805	$ 2,061,636
Short-term investments	2,093,374	463,594
Cash	749	2,443
Total cash and cash equivalents	$ 5,389,928	$ 2,527,673